Lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Weighted average remaining lease term	12 years 1 month 6 days
Weighted average discount rate	4.88%
Operating lease cost	$ 921
Short term lease cost	487	$ 948	$ 793
Minimum future rental payments	$ 10